Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Prepaid Expenses and Deposits

	December 31, 2023	December 31, 2022
Exploration and production advances	$174,031	$871,527
Prepaid expenses	426,487	83,852
Prepaid taxes	2,917	7,433
Close-Out Fund (Note 13)	371,124	-
	$974,559	$962,812

Prepaid expenses and deposits – Current	$603,435	$-
Long-term deposits	$371,124	$-